Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets

The following table presents our intangible assets as of December 31:

	2011		2010
(Amounts in millions)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
PVFP	$1,972	$(1,807)	$2,075	$(1,733)
Capitalized software	617	(426)	560	(364)
Deferred sales inducements to contractholders	151	(70)	143	(48)
Other	190	(47)	156	(45)

Total	$2,930	$(2,350)	$2,934	$(2,190)

Activity In Present Value Of Future Profits

The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Unamortized balance as of January 1	$430	$487	$532
Interest accreted at 5.7%, 5.7% and 5.7%	22	26	29
Amortization	(96)	(83)	(67)
Other(1)	(17)	—	—
Cumulative effect of change in accounting (2)	—	—	(7)

Unamortized balance as of December 31	339	430	487
Accumulated effect of net unrealized investment (gains) losses	(174)	(88)	46

Balance as of December 31	$165	$342	$533

(1)	Relates to the sale of the Medicare supplement insurance business.
(2)	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $2 million on PVFP.

Percentage Of Current PVFP Balance Estimated To Be Amortized

The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

2012	7.6%
2013	6.4%
2014	6.8%
2015	8.3%
2016	8.6%